FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS
18.	FINANCIAL INSTRUMENTS

The Company thoroughly examines the various financial instrument risks to which it is exposed and assesses the impact and likelihood of those risks. These risks may include credit risk, liquidity risk, currency risk, and interest rate risk. Where material, these risks are reviewed and monitored by the Board of Directors.

(a)	Fair Values

Financial assets and liabilities measured at fair value are recognized according to a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities and the lowest priority to unobservable inputs. The three levels of fair value hierarchy are as follows:

Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 – Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The Company’s financial instruments measured at fair value are its investments, which include equities, warrants and Notes held. The fair value of equities held is determined using closing prices at the statement of financial position date with any unrealized gain or loss recognized in profit or loss. The Company’s warrants and Notes are classified within level 2 of the fair value hierarchy. Warrants are not traded on an active exchange and are valued using the Black-Scholes option pricing model using assumptions including risk-free interest rate, expected dividend yield, expected volatility and expected remaining life of the warrant which are supported by observable market conditions. The Notes are not traded on an active exchange and are valued using the Hull-White valuation model using assumptions including coupon rate, credit spread, mean reversion, rate volatility, riskless rate curve and redemption prices.

The carrying values of other financial instruments, including cash, deposits, interest receivable, accounts payable and accrued liabilities, and lease liabilities approximate their fair values due to the short-term maturity of these financial instruments.

The Company’s financial instruments according to the fair value hierarchy are as follows as at December 31, 2023:

		Level 1	Level 2	Level 3	Total
		$	$	$	$

Recurring measurements	Carrying amount	Fair value
Investments	3,596,592	3,408,092	188,500	—	3,596,592
Secured notes	2,454,300	—	2,454,300	—	2,454,300

The Company’s financial instruments according to the fair value hierarchy are as follows as at December 31, 2022:

		Level 1	Level 2	Level 3	Total
		$	$	$	$

Recurring measurements	Carrying amount	Fair value
Investments	7,501,155	7,474,287	26,868	—	7,501,155

There was no movement between levels during the year ended December 31, 2023.

18.	FINANCIAL INSTRUMENTS (continued)
(a)	Fair Values (continued)

The following table represents the changes in fair value measurements of financial instruments classified as Level 3. Within Level 3, the Company includes private company investments which are not quoted on an active exchange. These financial instruments are measured at fair value utilizing non-observable market inputs.

	Balance at		Net Unrealized	Balance at
	January 1	Additions	Gains/(Losses)	December 31
	$	$	$	$
2023	—	—	—	—
2022	500,000	—	(500,000)	—

The balance at December 31, 2023 and 2022 relates to the investment in shares of Long Range Exploration Corporation (Note 5(i)). Long Range Exploration Corporation is a private company without observable market prices for its common shares and is measured at its estimated fair value based on valuation techniques that use inputs derived by management. The key assumptions used in the valuation of this investment include, but are not limited to, the value at which a recent financing was completed by the investee, company-specific information, review of adjusted net book values, liquidation analysis, trends in general market conditions, share performance of comparable publicly-traded companies and a strategic review. The fair value of this investment has been estimated to be $Nil as at December 31, 2023 and 2022.

(b)	Financial Instrument Risk Exposure

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Company is subject to the credit through its investment in Maritime secured notes, in which case the maximum exposure to the credit risk is the full value of the secured notes of $2,454,300 at December 31, 2023. Interest receivable on Maritime secured notes is collected quarterly. Sales taxes recoverable are due from the Canada Revenue Agency and the Company places its cash with financial institutions with high credit ratings, therefore in management’s judgment, credit risk related to sales taxes recoverable and cash is low.

There have been no changes in management’s methods for managing credit risk during the years ended December 31, 2023 and 2022.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company has in place a planning and budgeting process to help determine the funds required to ensure the Company has the appropriate liquidity to meet its operating and growth objectives. The Company has historically relied on issuance of shares to fund exploration programs and may require doing so again in the future. As at December 31, 2023, the Company has total liabilities of $19,076,473 and cash of $53,884,809 which is available to discharge these liabilities (December 31, 2022 – total liabilities of $27,213,612 and cash of $82,165,273). As at December 31, 2023, the Company must spend another $45,500,423 of Qualifying CEE by December 31, 2024 to satisfy its remaining current flow-through liability of $12,426,322.

There have been no changes in management’s methods for managing credit risk during the years ended December 31, 2023 and 2022.

18.	FINANCIAL INSTRUMENTS (continued)
(b)	Financial Instrument Risk Exposure (continued)

Market risk

Market risk is the risk that changes in market prices, such as commodity prices, interest rates and foreign exchange rates will affect the Company’s net earnings or the value of financial instruments. The objective of the Company is to manage and mitigate market risk exposures within acceptable limits, while maximizing returns.

(i)	Currency risk

Financial instruments that impact the Company’s net earnings or other comprehensive income due to currency fluctuation include cash accounts, secured notes, interest receivable, investments and accounts payable and accrued liabilities denominated in US dollars. The sensitivity of the Company’s net loss to changes in the exchange rate between the US dollar and the Canadian dollar at December 31, 2023 would change the Company’s net loss by $334,274 as a result of a 10% change in the exchange rate.

(ii)	Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate due to changes in market interest rates. As the Company deposits its cash into demand accounts with minimal interest rates, the interest rate risk is not significant. Interest receivable on secured notes is determined based on a floating interest rate and therefore subject to interest rate fluctuations, the interest rate risk is not material.

(iii)	Commodity price risk

Commodity price risk is defined as the potential adverse impact on earnings and economic value due to commodity price movements and volatilities. The Company’s property has exposure to predominantly gold. Commodity prices, especially gold, greatly affect the value of the Company and the potential value of its property and investments.

(iv)	Equity price risk

Equity price risk is the risk that the fair value of or future cash flows from the Company’s financial instruments will significantly fluctuate because of changes in market prices. The Company is exposed to market risk in trading its investments in unfavorable market conditions which could result in dispositions of investments at less than favorable prices. Additionally, the Company adjusts its investments to fair value at the end of each reporting period. This process could result in write-downs of the Company’s investments over one or more reporting periods, particularly during periods of overall market instability. The sensitivity of the Company’s net loss to changes in market prices at December 31, 2023 would change the Company’s net loss by $359,659 as a result of a 10% change in the market price of its investments.

There have been no changes in management’s methods for managing market risks during the years ended December 31, 2023 and 2022.